Number of Crude Oil and Natural Gas Wells Drilled and Completed (Parenthetical) (Detail) - Wells	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Disclosure of net productive wells and dry wells drilled [Line Items]
Net development wells, Productive	85	81	140
Net development wells, Dry	1		2
United States [member]
Disclosure of net productive wells and dry wells drilled [Line Items]
Net development wells, Productive	84	80	137
Net development wells, Dry	1		2
United States [member] | Discontinued Operations - Onshore US Cash Generating Units [Member]
Disclosure of net productive wells and dry wells drilled [Line Items]
Net development wells, Productive	84	79	135
Net development wells, Dry	1		2